FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Life Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Life Separate Account indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Life Separate Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class A Shares	BlackRock High Yield
BlackRock Advantage Large Cap Core	BlackRock International V.I. Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Managed Volatility V.I. Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares
BlackRock Capital Appreciation	BlackRock Sustainable Balanced
BlackRock Equity Dividend V.I. Class I Shares	BlackRock U.S. Government Bond
BlackRock Global Allocation	Invesco V.I. American Franchise Series I Shares
BlackRock Global Allocation V.I. Class I Shares	Invesco V.I. Core Equity Series I Shares
BlackRock Government Money Market	MFS® Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Life Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Life Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agent or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Life Separate Account since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class A Shares	44,456.175	$2,741,645	$2,618,469	$61	$2,618,530	33,072	$73.186450	$81.246360
BlackRock Advantage Large Cap Core	524,790.588	12,965,453	10,947,132	(48)	10,947,084	24,566	392.357105	464.645209
BlackRock Advantage Large Cap Value V.I. Class I Shares	152,571.715	1,580,489	1,402,134	(1)	1,402,133	31,893	40.943151	44.658952
BlackRock Advantage SMID Cap V.I. Class I Shares	107,641.029	2,491,168	1,935,386	-	1,935,386	15,597	113.907316	127.809928
BlackRock Basic Value V.I. Class I Shares	225,192.525	3,182,142	2,646,012	-	2,646,012	26,005	92.912339	104.250606
BlackRock Capital Appreciation	301,412.379	12,932,811	9,678,351	(17)	9,678,334	29,315	292.764895	346.710789
BlackRock Equity Dividend V.I. Class I Shares	176,566.009	2,028,383	1,792,145	7	1,792,152	18,331	89.158937	100.037630
BlackRock Global Allocation	898,068.519	14,176,757	12,339,461	(4)	12,339,457	121,738	91.747200	105.835968
BlackRock Global Allocation V.I. Class I Shares	6,635.405	107,373	98,005	(7)	97,998	1,633	56.489956	63.949437
BlackRock Government Money Market	8,728,148.658	8,728,149	8,728,149	59	8,728,208	212,868	35.883492	42.494839
BlackRock High Yield	393,080.210	2,069,752	1,859,269	9,563	1,868,832	19,387	85.699275	99.326090
BlackRock International V.I. Class I Shares	97,152.400	1,173,732	830,653	53	830,706	31,367	24.557903	27.101484
BlackRock Large Cap Focus Growth V.I. Class I Shares	64,524.639	993,324	817,527	9	817,536	22,048	34.301875	37.696469
BlackRock Managed Volatility V.I. Class I Shares	671.663	8,995	9,423	(3)	9,420	193	45.773480	49.927601
BlackRock S&P 500 Index V.I. Class I Shares	116,476.213	2,926,968	2,874,633	(4)	2,874,629	42,337	62.333858	69.198177
BlackRock Sustainable Balanced	3,131,306.898	50,687,139	43,086,783	6	43,086,789	280,414	136.876761	159.289177
BlackRock U.S. Government Bond	289,960.376	3,202,292	2,783,620	5,974	2,789,594	30,853	79.100341	93.673570
Invesco V.I. American Franchise Series I Shares	17,935.545	1,067,541	768,359	(4)	768,355	27,997	26.636529	27.790699
Invesco V.I. Core Equity Series I Shares	11,584.396	359,429	284,397	2	284,399	10,479	25.858589	27.656212
MFS® Growth Initial Class	17,425.465	1,087,187	836,771	-	836,771	11,639	66.328893	73.634497

See accompanying notes.
3

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Large Cap Growth Class A Shares Subaccount	BlackRock Advantage Large Cap Core Subaccount	BlackRock Advantage Large Cap Value V.I. Class I Shares Subaccount	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$3,069,870	$12,418,187	$914,267	$2,229,798

Investment Income:
Reinvested Dividends	-	114,503	25,955	18,335
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,818	79,435	7,403	13,287

Net Investment Income (Loss)	(19,818)	35,068	18,552	5,048

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	205,343	2,637,710	267,128	609,116
Realized Gain (Loss) on Investments	389,498	261,033	(22,666)	47,920

Net Realized Capital Gains (Losses) on Investments	594,841	2,898,743	244,462	657,036
Net Change in Unrealized Appreciation (Depreciation)	253,098	320,521	11,539	(386,430)

Net Gain (Loss) on Investment	847,939	3,219,264	256,001	270,606

Net Increase (Decrease) in Net Assets Resulting from Operations	828,121	3,254,332	274,553	275,654

Increase (Decrease) in Net Assets from Contract Transactions	(179,444)	(930,466)	121,681	(364,356)

Total Increase (Decrease) in Net Assets	648,677	2,323,866	396,234	(88,702)

Net Assets as of December 31, 2021:	$3,718,547	$14,742,053	$1,310,501	$2,141,096

Investment Income:
Reinvested Dividends	-	135,919	24,450	18,752
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,984	71,308	7,418	12,286

Net Investment Income (Loss)	(15,984)	64,611	17,032	6,466

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	302,892	353,707	32,294	15,891
Realized Gain (Loss) on Investments	57,854	(367,196)	(32,647)	(116,704)

Net Realized Capital Gains (Losses) on Investments	360,746	(13,489)	(353)	(100,813)
Net Change in Unrealized Appreciation (Depreciation)	(1,366,547)	(3,028,244)	(111,559)	(314,299)

Net Gain (Loss) on Investment	(1,005,801)	(3,041,733)	(111,912)	(415,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,021,785)	(2,977,122)	(94,880)	(408,646)

Increase (Decrease) in Net Assets from Contract Transactions	(78,232)	(817,847)	186,512	202,936

Total Increase (Decrease) in Net Assets	(1,100,017)	(3,794,969)	91,632	(205,710)

Net Assets as of December 31, 2022:	$2,618,530	$10,947,084	$1,402,133	$1,935,386

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Capital Appreciation Subaccount	BlackRock Equity Dividend V.I. Class I Shares Subaccount	BlackRock Global Allocation Subaccount

Net Assets as of December 31, 2020:	$2,696,262	$15,849,860	$1,544,033	$16,338,213

Investment Income:
Reinvested Dividends	34,331	4,319	28,939	194,376
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,665	101,294	10,448	102,881

Net Investment Income (Loss)	16,666	(96,975)	18,491	91,495

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	403,094	2,778,230	223,853	1,864,196
Realized Gain (Loss) on Investments	50,223	1,254,551	72,706	188,081

Net Realized Capital Gains (Losses) on Investments	453,317	4,032,781	296,559	2,052,277
Net Change in Unrealized Appreciation (Depreciation)	102,579	(905,664)	(3,810)	(1,154,606)

Net Gain (Loss) on Investment	555,896	3,127,117	292,749	897,671

Net Increase (Decrease) in Net Assets Resulting from Operations	572,562	3,030,142	311,240	989,166

Increase (Decrease) in Net Assets from Contract Transactions	(517,417)	(1,556,099)	(40,785)	(602,379)

Total Increase (Decrease) in Net Assets	55,145	1,474,043	270,455	386,787

Net Assets as of December 31, 2021:	$2,751,407	$17,323,903	$1,814,488	$16,725,000

Investment Income:
Reinvested Dividends	40,259	24,950	30,652	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,171	72,390	10,828	84,846

Net Investment Income (Loss)	24,088	(47,440)	19,824	(84,846)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	274,066	1,036,978	210,416	408,621
Realized Gain (Loss) on Investments	(15,010)	765,212	(42,736)	(141,714)

Net Realized Capital Gains (Losses) on Investments	259,056	1,802,190	167,680	266,907
Net Change in Unrealized Appreciation (Depreciation)	(474,187)	(8,012,134)	(306,919)	(2,833,393)

Net Gain (Loss) on Investment	(215,131)	(6,209,944)	(139,239)	(2,566,486)

Net Increase (Decrease) in Net Assets Resulting from Operations	(191,043)	(6,257,384)	(119,415)	(2,651,332)

Increase (Decrease) in Net Assets from Contract Transactions	85,648	(1,388,185)	97,079	(1,734,211)

Total Increase (Decrease) in Net Assets	(105,395)	(7,645,569)	(22,336)	(4,385,543)

Net Assets as of December 31, 2022:	$2,646,012	$9,678,334	$1,792,152	$12,339,457

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock Government Money Market Subaccount	BlackRock High Yield Subaccount	BlackRock International V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$116,622	$7,626,396	$2,480,510	$1,066,266

Investment Income:
Reinvested Dividends	1,108	3	119,420	8,062
Investment Expense:
Mortality and Expense Risk and Administrative Charges	843	45,050	14,435	7,784

Net Investment Income (Loss)	265	(45,047)	104,985	278

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,671	504	-	271,391
Realized Gain (Loss) on Investments	907	-	7,828	117,610

Net Realized Capital Gains (Losses) on Investments	17,578	504	7,828	389,001
Net Change in Unrealized Appreciation (Depreciation)	(10,968)	-	14,218	(305,200)

Net Gain (Loss) on Investment	6,610	504	22,046	83,801

Net Increase (Decrease) in Net Assets Resulting from Operations	6,875	(44,543)	127,031	84,079

Increase (Decrease) in Net Assets from Contract Transactions	(2,841)	538,449	(132,709)	(20,610)

Total Increase (Decrease) in Net Assets	4,034	493,906	(5,678)	63,469

Net Assets as of December 31, 2021:	$120,656	$8,120,302	$2,474,832	$1,129,735

Investment Income:
Reinvested Dividends	-	109,905	111,206	7,306
Investment Expense:
Mortality and Expense Risk and Administrative Charges	726	49,384	11,886	5,274

Net Investment Income (Loss)	(726)	60,521	99,320	2,032

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,299	-	-	29,442
Realized Gain (Loss) on Investments	42	-	(11,540)	(5,639)

Net Realized Capital Gains (Losses) on Investments	1,341	-	(11,540)	23,803
Net Change in Unrealized Appreciation (Depreciation)	(20,349)	-	(349,865)	(316,058)

Net Gain (Loss) on Investment	(19,008)	-	(361,405)	(292,255)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,734)	60,521	(262,085)	(290,223)

Increase (Decrease) in Net Assets from Contract Transactions	(2,924)	547,385	(343,915)	(8,806)

Total Increase (Decrease) in Net Assets	(22,658)	607,906	(606,000)	(299,029)

Net Assets as of December 31, 2022:	$97,998	$8,728,208	$1,868,832	$830,706

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Large Cap Focus Growth V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount	BlackRock Sustainable Balanced Subaccount

Net Assets as of December 31, 2020:	$1,876,190	$9,326	$2,706,623	$53,739,241

Investment Income:
Reinvested Dividends	-	62	44,450	568,935
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,247	55	18,243	327,656

Net Investment Income (Loss)	(10,247)	7	26,207	241,279

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	253,961	-	242,684	8,042,639
Realized Gain (Loss) on Investments	177,661	28	79,912	1,287,076

Net Realized Capital Gains (Losses) on Investments	431,622	28	322,596	9,329,715
Net Change in Unrealized Appreciation (Depreciation)	(111,492)	(27)	419,259	(1,392,287)

Net Gain (Loss) on Investment	320,130	1	741,855	7,937,428

Net Increase (Decrease) in Net Assets Resulting from Operations	309,883	8	768,062	8,178,707

Increase (Decrease) in Net Assets from Contract Transactions	(420,718)	(200)	238,824	(4,859,344)

Total Increase (Decrease) in Net Assets	(110,835)	(192)	1,006,886	3,319,363

Net Assets as of December 31, 2021:	$1,765,355	$9,134	$3,713,509	$57,058,604

Investment Income:
Reinvested Dividends	-	-	45,965	411,962
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,935	54	18,047	277,318

Net Investment Income (Loss)	(6,935)	(54)	27,918	134,644

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65,120	-	141,242	474,270
Realized Gain (Loss) on Investments	(153,510)	29	124,188	(4,130)

Net Realized Capital Gains (Losses) on Investments	(88,390)	29	265,430	470,140
Net Change in Unrealized Appreciation (Depreciation)	(556,517)	522	(996,456)	(9,623,783)

Net Gain (Loss) on Investment	(644,907)	551	(731,026)	(9,153,643)

Net Increase (Decrease) in Net Assets Resulting from Operations	(651,842)	497	(703,108)	(9,018,999)

Increase (Decrease) in Net Assets from Contract Transactions	(295,977)	(211)	(135,772)	(4,952,816)

Total Increase (Decrease) in Net Assets	(947,819)	286	(838,880)	(13,971,815)

Net Assets as of December 31, 2022:	$817,536	$9,420	$2,874,629	$43,086,789

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock U.S. Government Bond Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount	MFS® Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$5,076,179	$1,391,932	$385,948	$1,763,610

Investment Income:
Reinvested Dividends	53,534	-	5,351	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,505	7,836	3,432	8,276

Net Investment Income (Loss)	28,029	(7,836)	1,919	(8,276)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	130,023	18,329	183,626
Realized Gain (Loss) on Investments	2,786	164,408	(14,242)	329,524

Net Realized Capital Gains (Losses) on Investments	2,786	294,431	4,087	513,150
Net Change in Unrealized Appreciation (Depreciation)	(123,280)	(130,448)	125,096	(235,478)

Net Gain (Loss) on Investment	(120,494)	163,983	129,183	277,672

Net Increase (Decrease) in Net Assets Resulting from Operations	(92,465)	156,147	131,102	269,396

Increase (Decrease) in Net Assets from Contract Transactions	(849,632)	(416,159)	312,747	(202,646)

Total Increase (Decrease) in Net Assets	(942,097)	(260,012)	443,849	66,750

Net Assets as of December 31, 2021:	$4,134,082	$1,131,920	$829,797	$1,830,360

Investment Income:
Reinvested Dividends	54,034	-	2,845	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,972	5,247	3,399	6,522

Net Investment Income (Loss)	36,062	(5,247)	(554)	(6,522)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	235,682	48,356	117,743
Realized Gain (Loss) on Investments	(55,011)	27,430	(77,541)	45,799

Net Realized Capital Gains (Losses) on Investments	(55,011)	263,112	(29,185)	163,542
Net Change in Unrealized Appreciation (Depreciation)	(452,702)	(605,756)	(156,175)	(670,072)

Net Gain (Loss) on Investment	(507,713)	(342,644)	(185,360)	(506,530)

Net Increase (Decrease) in Net Assets Resulting from Operations	(471,651)	(347,891)	(185,914)	(513,052)

Increase (Decrease) in Net Assets from Contract Transactions	(872,837)	(15,674)	(359,484)	(480,537)

Total Increase (Decrease) in Net Assets	(1,344,488)	(363,565)	(545,398)	(993,589)

Net Assets as of December 31, 2022:	$2,789,594	$768,355	$284,399	$836,771

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

1. Organization

ML of New York Variable Life Separate Account (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Prime Plan I -VII NY, Directed Life I NY, Directed Life II NY, and Prime Plan Investor NY.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
BlackRock Fund, Inc.	BlackRock Fund, Inc.
BlackRock Advantage Large Cap Core	BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap Fund V.I. Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Capital Appreciation	BlackRock Capital Appreciation Fund
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend Fund V.I. Class I Shares
BlackRock Global Allocation	BlackRock Global Allocation Fund
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market	BlackRock Government Money Market Fund
BlackRock High Yield	BlackRock High Yield Fund
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Sustainable Balanced	BlackRock Sustainable Balanced Fund
BlackRock U.S. Government Bond	BlackRock U.S. Government Bond Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Portfolio Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Portfolio Series I Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
BlackRock Sustainable Balanced	BlackRock Balanced Capital

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Large Cap Growth Class A Shares	$697,571	$488,870

BlackRock Advantage Large Cap Core	1,310,027	1,709,569

BlackRock Advantage Large Cap Value V.I. Class I Shares	402,719	166,882

BlackRock Advantage SMID Cap V.I. Class I Shares	422,304	197,011

BlackRock Basic Value V.I. Class I Shares	961,674	578,096

BlackRock Capital Appreciation	1,617,829	2,016,486

BlackRock Equity Dividend V.I. Class I Shares	808,757	481,438

BlackRock Global Allocation	559,637	1,970,205

BlackRock Global Allocation V.I. Class I Shares	1,299	3,651

BlackRock Government Money Market	6,576,113	5,968,327

BlackRock High Yield	116,921	361,087

BlackRock International V.I. Class I Shares	96,438	73,753

BlackRock Large Cap Focus Growth V.I. Class I Shares	390,062	627,848

BlackRock Managed Volatility V.I. Class I Shares	1	265

BlackRock S&P 500 Index V.I. Class I Shares	464,358	430,972

BlackRock Sustainable Balanced	971,454	5,315,353

BlackRock U.S. Government Bond	123,120	963,166

Invesco V.I. American Franchise Series I Shares	306,531	91,772

Invesco V.I. Core Equity Series I Shares	63,327	375,012

MFS® Growth Initial Class	119,119	488,435

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class A Shares	4,842	(5,151)	(309)	7,205	(9,160)	(1,955)

BlackRock Advantage Large Cap Core	1,649	(3,406)	(1,757)	1,470	(3,532)	(2,062)

BlackRock Advantage Large Cap Value V.I. Class I Shares	8,100	(3,554)	4,546	14,516	(11,261)	3,255

BlackRock Advantage SMID Cap V.I. Class I Shares	2,782	(1,511)	1,271	158	(2,671)	(2,513)

BlackRock Basic Value V.I. Class I Shares	5,781	(5,354)	427	8,431	(13,147)	(4,716)

BlackRock Capital Appreciation	1,504	(4,780)	(3,276)	1,494	(4,795)	(3,301)

BlackRock Equity Dividend V.I. Class I Shares	5,583	(4,967)	616	4,166	(4,516)	(350)

BlackRock Global Allocation	1,322	(17,725)	(16,403)	2,322	(7,487)	(5,165)

BlackRock Global Allocation V.I. Class I Shares	-	(47)	(47)	-	(40)	(40)

BlackRock Government Money Market	159,362	(145,561)	13,801	164,979	(152,104)	12,875

BlackRock High Yield	50	(3,537)	(3,487)	267	(1,607)	(1,340)

BlackRock International V.I. Class I Shares	1,948	(2,543)	(595)	12,789	(13,477)	(688)

BlackRock Large Cap Focus Growth V.I. Class I Shares	8,500	(15,705)	(7,205)	457	(7,620)	(7,163)

BlackRock Managed Volatility V.I. Class I Shares	-	(4)	(4)	-	(5)	(5)

BlackRock S&P 500 Index V.I. Class I Shares	3,643	(5,903)	(2,260)	6,461	(3,443)	3,018

BlackRock Sustainable Balanced	625	(31,125)	(30,500)	957	(29,596)	(28,639)

BlackRock U.S. Government Bond	743	(9,348)	(8,605)	821	(8,787)	(7,966)

Invesco V.I. American Franchise Series I Shares	2,224	(2,465)	(241)	196	(10,485)	(10,289)

Invesco V.I. Core Equity Series I Shares	371	(13,814)	(13,443)	12,733	(3,065)	9,668

MFS® Growth Initial Class	18	(5,571)	(5,553)	4,963	(8,109)	(3,146)

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class A Shares	$394,773	$(473,005)	$(78,232)	$754,781	$(934,225)	$(179,444)

BlackRock Advantage Large Cap Core	823,043	(1,640,890)	(817,847)	795,000	(1,725,466)	(930,466)
BlackRock Advantage Large Cap Value V.I. Class I Shares	346,012	(159,500)	186,512	657,135	(535,454)	121,681

BlackRock Advantage SMID Cap V.I. Class I Shares	387,858	(184,922)	202,936	22,890	(387,246)	(364,356)
BlackRock Basic Value V.I. Class I Shares	647,757	(562,109)	85,648	872,104	(1,389,521)	(517,417)

BlackRock Capital Appreciation	557,685	(1,945,870)	(1,388,185)	811,694	(2,367,793)	(1,556,099)
BlackRock Equity Dividend V.I. Class I Shares	567,855	(470,776)	97,079	414,824	(455,609)	(40,785)

BlackRock Global Allocation	153,858	(1,888,069)	(1,734,211)	281,166	(883,545)	(602,379)
BlackRock Global Allocation V.I. Class I Shares	-	(2,924)	(2,924)	-	(2,841)	(2,841)

BlackRock Government Money Market	6,471,063	(5,923,678)	547,385	6,677,865	(6,139,416)	538,449
BlackRock High Yield	5,253	(349,168)	(343,915)	28,093	(160,802)	(132,709)

BlackRock International V.I. Class I Shares	59,715	(68,521)	(8,806)	478,278	(498,888)	(20,610)
BlackRock Large Cap Focus Growth V.I. Class I Shares	324,961	(620,938)	(295,977)	25,874	(446,592)	(420,718)

BlackRock Managed Volatility V.I. Class I Shares	-	(211)	(211)	-	(200)	(200)
BlackRock S&P 500 Index V.I. Class I Shares	277,295	(413,067)	(135,772)	485,712	(246,888)	238,824

BlackRock Sustainable Balanced	98,604	(5,051,420)	(4,952,816)	162,596	(5,021,940)	(4,859,344)
BlackRock U.S. Government Bond	72,530	(945,367)	(872,837)	86,485	(936,117)	(849,632)

Invesco V.I. American Franchise Series I Shares	70,870	(86,544)	(15,674)	8,105	(424,264)	(416,159)
Invesco V.I. Core Equity Series I Shares	12,131	(371,615)	(359,484)	408,061	(95,314)	312,747

MFS® Growth Initial Class	1,395	(481,932)	(480,537)	527,365	(730,011)	(202,646)

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Large Cap Growth Class A Shares
12/31/2022	33,072	$81.25	to	$73.19	$2,618,530	-%	0.50%	to	0.90%	(28.86	) %	to	(29.15	) %
12/31/2021	33,381	114.21	to	103.29	3,718,547	-	0.50	to	0.90	28.33		to	27.82
12/31/2020	35,336	89.00	to	80.81	3,069,870	-	0.50	to	0.90	34.81		to	34.28
12/31/2019	35,057	66.02	to	60.18	2,259,735	-	0.50	to	0.90	34.03		to	33.49
12/31/2018	39,760	49.26	to	45.08	1,913,983	-	0.50	to	0.90	2.07		to	1.66
BlackRock Advantage Large Cap Core
12/31/2022	24,566	464.65	to	392.36	10,947,084	1.13	0.50	to	0.90	(20.29)		to	(20.61)
12/31/2021	26,323	582.92	to	494.18	14,742,053	0.86	0.50	to	0.90	27.80		to	27.29
12/31/2020	28,385	456.13	to	388.24	12,418,187	1.31	0.50	to	0.90	19.40		to	18.92
12/31/2019	34,308	382.03	to	326.46	12,623,039	1.45	0.50	to	0.90	28.45		to	27.94
12/31/2018	36,251	297.42	to	255.17	10,382,415	1.48	0.50	to	0.90	(5.59)		to	(5.96)
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2022	31,893	44.66	to	40.94	1,402,133	1.90	0.50	to	0.90	(8.61)		to	(8.98)
12/31/2021	27,347	48.87	to	44.98	1,310,501	2.04	0.50	to	0.90	25.89		to	25.39
12/31/2020	24,092	38.82	to	35.87	914,267	1.64	0.50	to	0.90	3.14		to	2.74
12/31/2019	30,495	37.63	to	34.92	1,127,449	2.11	0.50	to	0.90	24.27		to	23.78
12/31/2018	31,050	30.28	to	28.21	924,615	1.94	0.50	to	0.90	(8.66)		to	(9.03)
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2022	15,597	127.81	to	113.91	1,935,386	0.91	0.50	to	0.90	(16.89)		to	(17.22)
12/31/2021	14,326	153.78	to	137.60	2,141,096	0.83	0.50	to	0.90	13.07		to	12.62
12/31/2020	16,839	136.01	to	122.18	2,229,798	1.18	0.50	to	0.90	19.37		to	18.89
12/31/2019	19,100	113.94	to	102.76	2,124,851	1.72	0.50	to	0.90	28.34		to	27.83
12/31/2018	20,288	88.78	to	80.39	1,760,007	1.11	0.50	to	0.90	(6.86)		to	(7.23)
BlackRock Basic Value V.I. Class I Shares
12/31/2022	26,005	104.25	to	92.91	2,646,012	1.45	0.50	to	0.90	(5.39)		to	(5.77)
12/31/2021	25,578	110.19	to	98.60	2,751,407	1.12	0.50	to	0.90	21.07		to	20.59
12/31/2020	30,294	91.02	to	81.76	2,696,262	2.40	0.50	to	0.90	2.91		to	2.51
12/31/2019	34,001	88.44	to	79.76	2,943,824	2.43	0.50	to	0.90	23.29		to	22.81
12/31/2018	36,076	71.73	to	64.95	2,532,835	1.49	0.50	to	0.90	(8.31)		to	(8.67)
BlackRock Capital Appreciation
12/31/2022	29,315	346.71	to	292.76	9,678,334	0.21	0.50	to	0.90	(37.90)		to	(38.14)
12/31/2021	32,591	558.28	to	473.29	17,323,903	0.03	0.50	to	0.90	20.61		to	20.14
12/31/2020	35,892	462.87	to	393.97	15,849,860	0.03	0.50	to	0.90	39.47		to	38.91
12/31/2019	39,229	331.89	to	283.61	12,443,504	0.10	0.50	to	0.90	32.12		to	31.60
12/31/2018	41,228	251.19	to	215.50	9,914,582	0.30	0.50	to	0.90	1.88		to	1.47
BlackRock Equity Dividend V.I. Class I Shares
12/31/2022	18,331	100.04	to	89.16	1,792,152	1.62	0.50	to	0.90	(4.32)		to	(4.70)
12/31/2021	17,715	104.56	to	93.56	1,814,488	1.57	0.50	to	0.90	19.94		to	19.47
12/31/2020	18,065	87.17	to	78.31	1,544,033	2.18	0.50	to	0.90	3.40		to	2.99
12/31/2019	21,530	84.31	to	76.04	1,782,538	2.09	0.50	to	0.90	27.07		to	26.57
12/31/2018	19,930	66.35	to	60.08	1,300,731	1.98	0.50	to	0.90	(7.63)		to	(8.00)
BlackRock Global Allocation
12/31/2022	121,738	105.84	to	91.75	12,339,457	-	0.50	to	0.90	(16.14)		to	(16.48)
12/31/2021	138,141	126.21	to	109.85	16,725,000	1.16	0.50	to	0.90	6.26		to	5.84
12/31/2020	143,306	118.78	to	103.79	16,338,213	1.50	0.50	to	0.90	20.27		to	19.79
12/31/2019	165,657	98.76	to	86.64	15,743,616	1.54	0.50	to	0.90	17.54		to	17.07
12/31/2018	182,332	84.02	to	74.00	14,774,476	1.39	0.50	to	0.90	(7.73)		to	(8.10)

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Global Allocation V.I. Class I Shares
12/31/2022	1,633	$63.95	to	$56.49	$97,998	-%	0.50%	to	0.90%	(16.28	) %	to	(16.61	) %
12/31/2021	1,680	76.38	to	67.74	120,656	0.92	0.50	to	0.90	6.14		to	5.72
12/31/2020	1,720	71.96	to	64.07	116,622	1.32	0.50	to	0.90	20.41		to	19.93
12/31/2019	1,773	59.76	to	53.43	100,085	1.30	0.50	to	0.90	17.40		to	16.94
12/31/2018	1,825	50.91	to	45.69	87,993	0.96	0.50	to	0.90	(7.80)		to	(8.17)
BlackRock Government Money Market
12/31/2022	212,868	42.49	to	35.88	8,728,208	1.30	0.50	to	0.90	0.76		to	0.36
12/31/2021	199,067	42.17	to	35.75	8,120,302	-	0.50	to	0.90	(0.49)		to	(0.89)
12/31/2020	186,192	42.38	to	36.07	7,626,396	0.27	0.50	to	0.90	(0.23)		to	(0.63)
12/31/2019	201,003	42.48	to	36.30	8,261,028	1.77	0.50	to	0.90	1.27		to	0.87
12/31/2018	246,325	41.95	to	35.99	9,988,093	1.42	0.50	to	0.90	0.90		to	0.49
BlackRock High Yield
12/31/2022	19,387	99.33	to	85.70	1,868,832	5.41	0.50	to	0.90	(11.08)		to	(11.43)
12/31/2021	22,874	111.70	to	96.76	2,474,832	4.85	0.50	to	0.90	5.38		to	4.97
12/31/2020	24,214	106.00	to	92.18	2,480,510	5.53	0.50	to	0.90	7.29		to	6.87
12/31/2019	25,430	98.79	to	86.26	2,440,162	5.79	0.50	to	0.90	14.46		to	14.01
12/31/2018	26,596	86.31	to	75.66	2,232,967	5.72	0.50	to	0.90	(2.80)		to	(3.19)
BlackRock International V.I. Class I Shares
12/31/2022	31,367	27.10	to	24.56	830,706	0.82	0.50	to	0.90	(24.99)		to	(25.29)
12/31/2021	31,962	36.13	to	32.87	1,129,735	0.60	0.50	to	0.90	8.14		to	7.71
12/31/2020	32,650	33.41	to	30.52	1,066,266	0.51	0.50	to	0.90	20.72		to	20.24
12/31/2019	38,133	27.68	to	25.38	1,034,377	1.26	0.50	to	0.90	31.47		to	30.95
12/31/2018	37,096	21.05	to	19.38	765,913	2.59	0.50	to	0.90	(22.22)		to	(22.53)
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2022	22,048	37.70	to	34.30	817,536	-	0.50	to	0.90	(38.41)		to	(38.66)
12/31/2021	29,253	61.21	to	55.92	1,765,355	-	0.50	to	0.90	17.50		to	17.03
12/31/2020	36,416	52.09	to	47.78	1,876,190	-	0.50	to	0.90	43.03		to	42.46
12/31/2019	38,654	36.42	to	33.54	1,394,304	-	0.50	to	0.90	32.04		to	31.52
12/31/2018	45,041	27.58	to	25.50	1,231,433	-	0.50	to	0.90	2.50		to	2.09
BlackRock Managed Volatility V.I. Class I Shares
12/31/2022	193	49.93	to	45.77	9,420	-	0.50	to	0.90	5.68		to	5.26
12/31/2021	197	47.24	to	43.48	9,134	0.67	0.50	to	0.90	0.18		to	(0.22)
12/31/2020	202	47.16	to	43.58	9,326	1.98	0.50	to	0.90	3.06		to	2.65
12/31/2019	693	45.76	to	42.45	31,119	3.38	0.50	to	0.90	1.52		to	1.12
12/31/2018	709	45.07	to	41.98	31,381	1.81	0.50	to	0.90	0.52		to	0.11
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2022	42,337	69.20	to	62.33	2,874,629	1.46	0.50	to	0.90	(18.64)		to	(18.96)
12/31/2021	44,597	85.05	to	76.92	3,713,509	1.43	0.50	to	0.90	27.90		to	27.39
12/31/2020	41,579	66.50	to	60.38	2,706,623	1.72	0.50	to	0.90	17.65		to	17.19
12/31/2019	48,178	56.52	to	51.52	2,668,839	2.21	0.50	to	0.90	30.69		to	30.17
12/31/2018	50,836	43.25	to	39.58	2,155,185	1.07	0.50	to	0.90	(5.09)		to	(5.47)
BlackRock Sustainable Balanced
12/31/2022	280,414	159.29	to	136.88	43,086,789	0.88	0.50	to	0.90	(16.18)		to	(16.51)
12/31/2021	310,914	190.03	to	163.94	57,058,604	1.03	0.50	to	0.90	16.07		to	15.61
12/31/2020	339,553	163.71	to	141.80	53,739,241	1.71	0.50	to	0.90	15.17		to	14.72
12/31/2019	372,146	142.14	to	123.61	51,202,243	1.99	0.50	to	0.90	21.45		to	20.97
12/31/2018	400,810	117.04	to	102.18	45,461,028	1.83	0.50	to	0.90	(3.15)		to	(3.53)

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock U.S. Government Bond
12/31/2022	30,853	$93.67	to	$79.10	$2,789,594	1.74%	0.50%	to	0.90%	(13.32	) %	to	(13.66	) %
12/31/2021	39,458	108.07	to	91.62	4,134,082	1.20	0.50	to	0.90	(1.86)		to	(2.25)
12/31/2020	47,424	110.11	to	93.72	5,076,179	2.00	0.50	to	0.90	6.11		to	5.69
12/31/2019	50,211	103.77	to	88.68	5,071,337	2.58	0.50	to	0.90	6.25		to	5.83
12/31/2018	51,538	97.67	to	83.79	4,905,893	2.55	0.50	to	0.90	0.27		to	(0.13)
Invesco V.I. American Franchise Series I Shares
12/31/2022	27,997	27.79	to	26.64	768,355	-	0.50	to	0.90	(31.46)		to	(31.73)
12/31/2021	28,238	40.54	to	39.01	1,131,920	-	0.50	to	0.90	11.37		to	10.93
12/31/2020	38,527	36.40	to	35.17	1,391,932	0.07	0.50	to	0.90	41.65		to	41.08
12/31/2019	39,812	25.70	to	24.93	1,015,771	-	0.50	to	0.90	36.08		to	35.54
12/31/2018	40,949	18.89	to	18.39	768,510	-	0.50	to	0.90	(4.11)		to	(4.49)
Invesco V.I. Core Equity Series I Shares
12/31/2022	10,479	27.66	to	25.86	284,399	0.47	0.50	to	0.90	(20.94)		to	(21.25)
12/31/2021	23,922	34.98	to	32.84	829,797	0.88	0.50	to	0.90	27.10		to	26.60
12/31/2020	14,254	27.52	to	25.94	385,948	1.36	0.50	to	0.90	13.28		to	12.84
12/31/2019	14,685	24.29	to	22.99	351,384	0.86	0.50	to	0.90	28.32		to	27.81
12/31/2018	19,634	18.93	to	17.99	366,609	0.93	0.50	to	0.90	(9.85)		to	(10.21)
MFS® Growth Initial Class
12/31/2022	11,639	73.63	to	66.33	836,771	-	0.50	to	0.90	(31.97)		to	(32.24)
12/31/2021	17,192	108.25	to	97.89	1,830,360	-	0.50	to	0.90	22.92		to	22.43
12/31/2020	20,338	88.06	to	79.96	1,763,610	-	0.50	to	0.90	31.20		to	30.68
12/31/2019	22,345	67.12	to	61.19	1,476,851	-	0.50	to	0.90	37.46		to	36.92
12/31/2018	20,133	48.83	to	44.69	967,366	0.09	0.50	to	0.90	2.16		to	1.75

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 0.50% to 0.90%, depending on the death benefit selected. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable life contracts.

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.